Inventories	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories
8.	INVENTORIES
Inventories consist of:

	2023	2022
Raw materials and supplies	$1,861	$1,640
Work-in-process	450	427
Finished goods	569	537
Tooling and engineering	1,726	1,576

	$4,606	$4,180

Tooling and engineering inventory represents costs incurred on tooling and engineering services contracts in excess of billed and unbilled amounts included in accounts receivable.